Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2018
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust IV
Central Index Key	dei_EntityCentralIndexKey	0001095726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 07, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A